Filed with the Securities and Exchange Commission on September 16, 2005


                                                           Registration No. 333-


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

        |_| Pre-Effective Amendment No. |_| Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                            OLD MUTUAL ADVISOR FUNDS

               (Exact Name of Registrant as Specified in Charter)


           4643 SOUTH ULSTER STREET, SUITE 600, DENVER, COLORADO 80237

                (Address of Principal Executive Offices: Number,
                         Street, City, State, Zip Code)

                                  303-770-1733

                        (Area Code and Telephone Number)


 David J. Bullock, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237

                     (Name and Address of Agent for Service)

                                          Copies to:

       Carl Frischling, Esq.               and to                Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP                            Old Mutual Capital, Inc.
    1177 Avenue of the Americas                          4643 South Ulster Street, Suite 600
      New York, New York 10036                                  Denver, Colorado 80237
            212-715-9100                                             888-744-5050

         Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

         It is proposed that this filing will become effective on October 15, 2005 pursuant to Rule 488.

         An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, have been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND

Dear Shareholder:

         As a shareholder of Analytic Defensive Equity Fund (the "Fund") you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Old Mutual Analytic Defensive Equity Fund (the "Successor Fund"), in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all liabilities of the Fund. If the Agreement and Plan of Reorganization is approved and the reorganization occurs, you would no longer be a shareholder of the Fund, but would become a shareholder of the Successor Fund, which has the same investment objective and management policies as the Fund. The Fund is a series of The Advisors' Inner Circle Fund (the "Trust") and the Successor Fund is a series of Old Mutual Advisor Funds.

         The Successor Fund was established solely for the purpose of effecting the Fund's reorganization, and will carry on the business of the Fund and inherit its performance and financial history.

         After careful review, the Trust's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the proposal set forth in the notice of meeting for the Fund is important and recommend that you read the enclosed materials carefully and then vote for the proposal.

         Remember, your vote is extremely important, no matter how large or small your Fund holdings. To vote, you may use any of the following methods:

     o By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

     o By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

     o By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.


Further information about the transaction is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call [ ].

                                   Sincerely,


                                   Timothy D. Barto
                                   Vice President and Assistant Secretary


                                   Oaks, Pennsylvania

                                   October ___, 2005

                            TRANSFER OF THE ASSETS OF

                         ANALYTIC DEFENSIVE EQUITY FUND

                        TO AND IN EXCHANGE FOR SHARES OF

                    OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND


                              QUESTIONS AND ANSWERS


         The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS
APPROVED?

         You will become a shareholder of Old Mutual Analytic Defensive Equity Fund (the "Successor Fund"), an open-end investment company managed by Old Mutual Capital, Inc. ("Old Mutual Capital"), on or about November ___, 2005 (the "Closing Date") and will no longer be a shareholder of Analytic Defensive Equity Fund (the "Fund") (in this Q&A, as the context requires, the term "fund" will refer to either or both of the Fund and the Successor Fund). The Fund will then cease operations. You will receive the same number of Class A and Class C shares of the Successor Fund as the number of Class A and Class C shares of the Fund you held and with a value equal to the value of your investment in the Fund as of the Closing Date. You will also receive the same number of Class Z shares of the Successor Fund as the number of Institutional Class shares of the Fund you held and with a value equal to the value of your investment in the Fund as of the Closing Date.

         Investors who acquire Class Z shares of the Successor Fund as a result of the reorganization may continue to acquire additional Class Z shares of the Successor Fund or any of the other investment portfolios of Old Mutual Advisor Funds. Class Z shares will not be available for purchase to new shareholders of the Successor Fund.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

         [The reorganization will permit Fund shareholders to pursue the same investment goals in an investment portfolio that is part of a larger investment company -- Old Mutual Advisor Funds -- offering shareholders more investment options and shareholder privileges.] Old Mutual Advisor Funds currently offer five investment portfolios that invest in equity, fixed-income and money market securities. Old Mutual Capital, as investment adviser of the Successor Fund, will oversee the operations of the Successor Fund. Old Mutual Capital will retain Analytic Investors, Inc. ("Analytic"), the Fund's current investment adviser, as the sub-adviser to the Successor Fund. Analytic will continue to be primarily responsible for selecting the portfolio securities of the Successor Fund. Analytic is an affiliate of Old Mutual Capital. Other potential benefits are described herein.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

         Yes. The Successor Fund and the Fund have identical investment objectives. In addition, the investment policies, practices and limitations of each fund (and the related risks) are also substantially similar. Each fund normally will invest primarily (at least 80% of its net assets) in equity securities. Analytic will be engaged by Old Mutual Capital to be the Successor Fund's sub-adviser, subject to oversight by Old Mutual Capital. Analytic will continue to provide day-to-day management of the Successor Fund's investments using the same investment approach as it currently uses for the Fund. For additional information regarding the funds, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

         The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not realize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Successor Fund shares.

WILL THE PROPOSED REORGANIZATION CHANGE TOTAL FUND EXPENSES?

         Old Mutual Capital has agreed to cap the Successor Fund's operating expenses for at least two years following the reorganization. Accordingly, during such period, the total operating expenses of the Successor Fund will not exceed 1.45%, 2.20% and 1.20% for Class A, Class C and Class Z shares, respectively.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER INVESTMENT ADVISORY FEE?

         The Fund currently pays Analytic an investment advisory fee at an annual rate of 0.60% of the Fund's average daily net assets. Under its agreement with Old Mutual Capital, the Successor Fund has agreed to pay Old Mutual Capital a management fee for the provision of investment advisory services at an annual rate of 0.95% of the Successor Fund's average daily net assets. Old Mutual Capital, and not the Successor Fund, will pay Analytic for sub-advisory services to the Successor Fund. Old Mutual Capital has agreed to cap the Successor Fund's operating expenses for at least two years following the reorganization so that the total annual operating expenses of the Successor Fund do not exceed the annual operating expenses of the Fund, after giving effect to fee waivers and expense reimbursements, as reflected under "Fees and Expenses" in the Fund's current prospectus.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE SUCCESSOR FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

         Yes. You will continue to enjoy similar shareholder privileges, with some modifications to certain of the privileges, as described in the enclosed Prospectus for the Successor Fund. As a shareholder of the Successor Fund, you will enjoy exchange privileges with the five current investment portfolios of Old Mutual Advisor Funds, but you will lose the ability to exchange your shares for shares of Analytic Global Long/Short Fund or Analytic Short Term Income Fund.

WILL I BE CHARGED A SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

         No. No sales charge or CDSC will be imposed at the time of the reorganization. Any subsequent investment in the Successor Fund (other than through reinvestment of dividends and distributions) will be subject to any applicable sales charges.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

         Old Mutual Capital will pay the Fund's and the Successor Fund's expenses relating to the proposed reorganization.

HOW DOES THE BOARD OF TRUSTEES FOR THE FUND RECOMMEND I VOTE?

         The Board has determined that reorganizing the Fund into a new investment company that has the same investment objective and substantially similar investment policies as the Fund that is part of Old Mutual Advisor Funds and is sub-advised by Analytic offers potential benefits to shareholders of the Fund. These potential benefits include:

     o continuity of portfolio management, because Analytic will be the sub-adviser to the Successor Fund;

     o   Old Mutual Capital's experience and resources in managing mutual funds;

     o Old Mutual Capital's commitment to limit the total operating expenses of the Successor Fund for at least two years after the reorganization; and

     o the exchange privileges and other services offered to shareholders of the Successor Fund.

     The Trustees believe the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Board of Trustees recommends that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

     o   by mail, with the enclosed proxy card and postage-paid envelope;

     o   through the Internet, at the website address listed on your proxy card;

     o by telephone, with a toll-free call to the number listed on your proxy card; or

     o   in person at the meeting.

     We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

     Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

                         THE ADVISORS' INNER CIRCLE FUND

                         ANALYTIC DEFENSIVE EQUITY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders:

A Special Meeting of Shareholders of Analytic Defensive Equity (the "Fund"), a series of The Advisors' Inner Circle Fund, will be held at the offices of SEI Investments Global Fund Services, One Freedom Valley Road, Oaks, Pennsylvania 19143, on ______________, November ___, 2005, at [TIME], to:

         1. Approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Old Mutual Analytic Defensive Equity Fund (the "Successor Fund"), in exchange for the Successor Fund's Class A, Class C and Class Z shares having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Successor Fund of stated liabilities of the Fund (the "Reorganization"). Class A, Class C and Class Z shares of the Successor Fund received in the Reorganization will be distributed by the Fund to its Class A, Class C and Institutional Class shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations; and

         2. Transact such other business as may properly come before the meeting, or any adjournments thereof.


         Shareholders of record at the close of business on October ___, 2005 will be entitled to receive notice of and to vote at the meeting.


                               By Order of the Board of Trustees


                               Timothy D. Barto
                               Vice President and Assistant Secretary


                               Oaks, Pennsylvania

                               October ___, 2005


                             WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

                            TRANSFER OF THE ASSETS OF

                         ANALYTIC DEFENSIVE EQUITY FUND
                  (A SERIES OF THE ADVISORS' INNER CIRCLE FUND)

                      TO AND IN EXCHANGE FOR SHARES OF THE

                    OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND
                     (A SERIES OF OLD MUTUAL ADVISOR FUNDS)

                           PROSPECTUS/PROXY STATEMENT
                                OCTOBER __, 2005

                         SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD NOVEMBER ___, 2005

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust") on behalf of Analytic Defensive Equity Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on November ___, 2005, at __:00 _.m., at the offices of SEI Investments Global Fund Services, One Freedom Valley Road, Oaks, Pennsylvania 19143, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on October ___, 2005 are entitled to receive notice of and to vote at the Meeting.

         Proxy materials will be mailed to shareholders of record on or about October ____, 2005.

         It is proposed that the Fund transfer all of its assets to Old Mutual Analytic Defensive Equity Fund (the "Successor Fund"), in exchange for the Successor Fund's shares and the assumption by the Successor Fund of stated liabilities of the Fund, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization") (in this Prospectus/Proxy Statement, as the context requires, the term "fund" will refer to either or both of the Fund and the Successor Fund).

         When the Reorganization occurs, the Successor Fund shares the Fund receives will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of Successor Fund shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A and Class C shares (or fractions thereof) of the Successor Fund equal in value to the aggregate net asset value of the shareholder's Class A and Class C shares of the Fund, respectively, as of the date of the Reorganization. It is also contemplated that each shareholder will receive for his or her Fund shares a number of Class Z shares (or fractions thereof) of the Successor Fund equal in value to the aggregate net asset value of the shareholder's Institutional Class shares of the Fund as of the date of the Reorganization. Thus, at the close of the Reorganization, you will hold the same number of shares of the Successor Fund as you held in the Fund immediately before the Reorganization and the aggregate net asset value of such shares will be the same as the aggregate net asset value of your shares of the Fund as of the Reorganization date.

         Investors who acquire Class Z shares of the Successor Fund as a result of the Reorganization may continue to acquire additional Class Z shares of the Successor Fund or any of the other investment portfolios of Old Mutual Advisor Funds. Class Z shares will not be available for purchase to new shareholders of the Successor Fund.

         This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Successor Fund that Fund shareholders should know before voting on the proposal or investing in the Successor Fund.

         A Statement of Additional Information ("SAI") dated October __, 2005, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, other material incorporated in this Prospectus/Proxy Statement by reference and more information regarding the Successor Fund and the Fund. A copy of the SAI is available without charge by calling toll-free 1-888-744-5050 or writing to the Successor Fund at its offices at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

         SHARES OF THE SUCCESSOR FUND AND THE FUND ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTING IN THE SUCCESSOR FUND, AS IN THE FUND, INVOLVES CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SUCCESSOR FUND'S SHARES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Fund and the Successor Fund are open-end management investment companies. The Successor Fund has not yet commenced investment operations and was established solely for the purpose of effecting the Reorganization. It has substantially the same investment objective and investment policies and restrictions as the Fund. Analytic Investors, Inc., the Fund's investment adviser ("Analytic"), will be engaged by Old Mutual Capital, Inc., the Successor Fund's investment adviser ("Old Mutual Capital"), to be the Successor Fund's sub-adviser. Analytic anticipates that it will provide day-to-day management of the Successor Fund's investments using the same investment strategy that it currently uses for the Fund. If the Reorganization is approved by shareholders and occurs, the Successor Fund will carry on the business of the Fund and will inherit the Fund's performance and financial history following the Reorganization. A comparison of the Fund and the Successor Fund is set forth in this Prospectus/Proxy Statement.

         The Successor Fund's Prospectuses dated October ___, 2005 accompany this Prospectus/Proxy Statement, and are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectuses, its Annual Report for the fiscal year ended December 31, 2004 and/or its Semi-Annual Report for the period ended June 30, 2005, please write to the Fund at Analytic Funds, P.O. Box 219009, Kansas City, Missouri or call toll-free 1-866-777-7818.

         Each whole Fund share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Fund share shall be entitled to a proportionate fractional vote. Class A, Class C and Institutional Class shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. Please note, if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. As of October ___, 2005, there were ___________, ________ and _________ Class A, Class C and
Institutional Class shares, respectively, of the Fund issued and outstanding.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Successor Fund and the Fund

Voting Information

Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of Board Members for the Successor Fund

     APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
        TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE SUCCESSOR FUND

SUMMARY

         This summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Successor Fund's Prospectuses, the Fund's Prospectuses and the Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

         PROPOSED TRANSACTION. The Trust's Board, including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or Successor Fund ("Independent Trustees"), has unanimously approved an Agreement and Plan of Reorganization (the "Plan") for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Successor Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class C and Class Z shares of the Successor Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Successor Fund will assume all liabilities of the Fund. The Fund will distribute all Successor Fund shares received by it among its shareholders so that each Class A, Class C and Institutional Class Fund shareholder will receive a pro rata distribution of the Successor Fund's Class A, Class C and Class Z shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will be terminated as a series of the Trust and cease operations.

         As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Successor Fund as of the close of business on the date of the Reorganization. No sales charge or contingent deferred sales charge ("CDSC") will be imposed at the time of the Reorganization.

         Any subsequent redemption of Class C shares (or Class A shares subject to a CDSC) of the Successor Fund received in exchange for Fund shares as a result of the Reorganization will be subject to the same CDSC as the redemption of Class C shares (or Class A shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of such Fund shares. Any investment in the Successor Fund after the Reorganization (other than through reinvestment of dividends and distributions) will be subject to any applicable sales charges of the Successor Fund. Investors who acquire Class Z shares of the Successor Fund as a result of the Reorganization may continue to acquire additional Class Z shares of the Successor Fund or any of the other investment portfolios of Old Mutual Advisor Funds. Class Z shares will not be available for purchase to new shareholders of the Successor Fund.

         The Trust's Board has unanimously concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

         TAX CONSEQUENCES. As a condition to the closing of the Reorganization, the Fund and the Successor Fund each will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders or the Successor Fund as a result of the Reorganization. See "Information about the Reorganization -- Federal Income Tax Consequences."

         COMPARISON OF THE FUND AND THE SUCCESSOR FUND. The following discussion is primarily a summary of certain parts of the Fund's and the Successor Fund's Prospectuses. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

         GOAL/APPROACH. The Fund and the Successor Fund have substantially the same investment goals and investment approaches. The Fund and the Successor Fund each seek to obtain a greater long-term total return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. Both the Fund and the Successor Fund may change their investment objective without shareholder approval.

         Each fund will invest primarily (at least 80% of its net assets) in equity securities and may not change this policy without 60 days' written notice to shareholders. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

         Each fund may also purchase or sell options or write covered options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future, and futures contracts, which are agreements that require an investor to buy or sell an asset at an agreed upon price in the future. Each fund also may write covered options. Options are used to protect the fund's investments against changes resulting from market conditions (a practice called "hedging"). Analytic bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the fund.

         Each fund may use futures contracts and options on futures contracts for a variety of purposes, including:

     o   to reduce transaction costs;

     o   to manage cash flows;

     o to maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and

     o   to enhance returns, which may be considered speculative.

         MAIN RISKS. Because each fund has the same portfolio management and investment objective and substantially the same investment policies and restrictions, the principal risks associated with an investment in the Fund and the Successor Fund are substantially similar. There can be no assurance of the success of any investment decision or model. Additional risks, as described in the Successor Fund's Prospectuses, are discussed below. As a result, the value of your investment in the Successor Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

         As with all mutual funds, at any time, your investment in either fund may be worth more or less than the price that you originally paid for it. There is also a possibility that neither fund will achieve its goal. This could happen because its strategy failed to produce the intended results or because Analytic did not implement its strategy properly. Neither fund's shares are bank deposits, nor are they guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in either fund.

         As with all equity funds, the risks that could affect the value of a fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

         Derivatives are often more volatile than other investments and may magnify a fund's gains or losses. There are various factors that affect either fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. A fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

         The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses.

         Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. The funds use this leverage as a means of enhancing returns without increasing its investments. Derivatives are often more volatile than other investments and the fund may lose more in a derivative than it originally invested in it. Use of derivatives may involve a higher degree of leverage and may be considered speculative.

         INVESTMENT ADVISORY FEE. Pursuant to an Investment Advisory Agreement with Analytic, the Fund has agreed to pay Analytic an advisory fee at an annual rate of 0.60% of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement with Old Mutual Capital, the Successor Fund has agreed to pay a fee for investment advisory services at the annual rate of 0.95% of the value of the Successor Fund's average daily net assets. In addition, Old Mutual Capital has agreed to pay Analytic for sub-advisory services to the Successor Fund from the investment advisory fee that Old Mutual Capital receives from the Successor Fund at the annual rate of 0.70% of the Successor Fund's average daily net assets.

         SALES CHARGES. The sales charges imposed on purchases of Class A shares of either fund are identical. A maximum front-end sales charge of 5.75% is imposed on purchases of Class A shares of less than $100,000. The Class A sales charge for both funds decreases to 4.50% on amounts ranging from $100,000 but less than $250,000; 3.25% on amounts from $250,000 but less than $500,000; and 2.00% on amounts from $500,000 but less than $1 million. No sales charge is imposed on the purchase of Class A shares of either fund on amounts of $1 million or more. Class A shares of either fund purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are, however, subject to a 1.00% CDSC.

         Class C shares of both funds are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase. With respect to Class C shares of the Successor Fund received by shareholders in exchange for Fund shares as a result of the Reorganization, the CDSC imposed by the Successor Fund at the time of redemption of such Class C shares is identical to that imposed by the Fund.

         Class A shares of the Successor Fund are subject to an annual service fee of 0.25% while Class A shares of the Fund are subject to an annual Rule 12b-1 distribution and service fee of 0.25%. Class C shares of the Successor Fund are subject to an annual service fee of 0.25% and an annual Rule 12b-1 distribution fee of 0.75%, while Class C shares of the Fund are subject to an annual Rule 12b-1 distribution and service fee of 1.00%.

         No sales charges or CDSCs are imposed on the Fund's Institutional Class shares or the Successor Fund's Class Z shares.

         The Successor Fund imposes a redemption fee of 2.00% (payable to the Successor Fund) on redemptions within 10 calendar days of purchase. The Fund does not impose a redemption fee on redemptions of Fund shares.

         No sales charge, CDSC or redemption fee will be imposed at the time of the Reorganization.

         EXPENSES. Shareholders of both funds pay various fees and expenses, either directly (the sales charges and applicable redemption fee discussed above) or indirectly. The Fund's fees and expenses set forth below are as of June 30, 2005 for the Fund's Institutional Class shares. Because the Fund's Class A and Class C shares were operational for only two months during that period, fees and expenses for the Fund's Class A and Class C shares are estimated based on those incurred by the Institutional Class shares. The Successor Fund's fees and expenses are estimated on a pro forma basis, giving effect to the Reorganization. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in share price. Old Mutual Capital has contractually agreed to waive receipt of its fees and/or assume the expenses of the Successor Fund for at least two years after the Reorganization, so that the Successor Fund's expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed the Successor Fund's net operating expenses listed in the fee tables. The expenses of both funds will vary over time.
                                       6

CLASS A

                                                                             SUCCESSOR FUND PRO
                                                                             FORMA AFTER
                                                         FUND (1)            REORGANIZATION
                                                         --------            ------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (Load) (as a percentage of          5.75%(2)              5.75%(2)
offering price)
Maximum Deferred Sales Charge (Load)                     None(3)                None(3)
(as a percentage of original purchase price)
Redemption fee (as a percentage of amount                None                  2.00%(4)
redeemed)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.60%                 0.95%
Distribution (12b-1) and Service Fees                    0.25%                 0.25%
OTHER EXPENSES                                           0.63%                 0.50%
--------------                                           -----                 -----
TOTAL OPERATING EXPENSES                                 1.48%                 1.70%
FEE WAIVERS AND/OR EXPENSE REIMBURSEMENT                -- (5)                (0.25)% (6)
----------------------------------------                ------                -------
NET EXPENSES                                            -- (5)                 1.45%

(1)      Annualized.

(2)      This sales charge varies depending on how much you invest.

(3) If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

(4)      Imposed on redemption within 10 calendar days of purchase.

(5) Analytic has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total operating expenses from exceeding a cap of 1.60% for the Fund's Class A shares. Analytic may discontinue all or part of its waiver at any time. Analytic may not recover fees waived or expenses reimbursed under its agreement with the Fund.

(6) Old Mutual Capital has contractually agreed to limit the expenses of the Successor Fund's Class A shares to the extent necessary to keep total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.45% for the first two years of the Successor Fund's operations. To the extent that Old Mutual Capital waives advisory fees or absorbs operating expenses of the Successor Fund, Old Mutual Capital may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Successor Fund's aggregate assets are greater than $75 million, such payment or reimbursement does not cause the Successor Fund's Class A net expenses to exceed 1.45% and the payment or reimbursement was approved by the Board of Trustees of Old Mutual Advisor Funds.

CLASS C

                                                                          SUCCESSOR FUND
                                                                         PRO FORMA AFTER
                                                       FUND (1)           REORGANIZATION
                                                       --------          ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (Load) (as a percentage of          None                None
offering price)
Maximum Deferred Sales Charge (Load)                     1.00% (2)           1.00%(2)
(as a percentage of original purchase price)
Redemption fee (as a percentage of amount                None                2.00%(3)
redeemed)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.60%               0.95%
Distribution (12b-1) and Service Fees                    1.00%               1.00%
OTHER EXPENSES                                           0.63%               0.50%
--------------                                           -----              ------
TOTAL OPERATING EXPENSES                                 2.23%               2.45%
FEE WAIVERS AND/OR EXPENSE REIMBURSEMENT                -- (4)              (0.25)%(5)
----------------------------------------                  ----              -------
NET EXPENSES                                            -- (4)               2.20%

(1)      Annualized.

(2) This sales charge will be imposed if you sell your shares within one year of the date of purchase.

(3)      Imposed on redemption within 10 calendar days of purchase.

(4) Analytic has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total operating expenses from exceeding a cap of 2.35% for the Fund's Class C shares. Analytic may discontinue all or part of its waiver at any time. Analytic may not recover fees waived or expenses reimbursed under its agreement with the Fund.

(5) Old Mutual Capital has contractually agreed to limit the expenses of the Successor Fund's Class C shares to the extent necessary to keep total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 2.20% for the first two years of the Successor Fund's operations. To the extent that Old Mutual Capital waives advisory fees or absorbs operating expenses of the Successor Fund, Old Mutual Capital may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Successor Fund's aggregate assets are greater than $75 million, such payment or reimbursement does not cause the Successor Fund's Class C net expenses to exceed 2.20% and the payment or reimbursement was approved by the Board of Trustees of Old Mutual Advisor Funds.

INSTITUTIONAL CLASS

                                                        FUND               SUCCESSOR FUND
                                                    INSTITUTIONAL         PRO FORMA AFTER
                                                   CLASS SHARES (1)        REORGANIZATION
                                                   ----------------       ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum Sales Charge (Load) (as a percentage of          None                None
offering price)
Maximum Deferred Sales Charge (Load)                     None                None
(as a percentage of original purchase price)
Redemption fee (as a percentage of amount                None                2.00%(2)
redeemed)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                          0.60%               0.95%
Distribution (12b-1) and Service Fees                    None                 None
OTHER EXPENSES                                           0.63%               0.50%
--------------                                           -----              ------
TOTAL OPERATING EXPENSES                                 1.23%               1.45%
FEE WAIVERS AND/OR EXPENSE REIMBURSEMENT                -- (3)              (0.25)%(4)
----------------------------------------                ------              -------
NET EXPENSES                                            -- (3)               1.20%

(1)      Annualized.

(2)      Imposed on redemption within 10 calendar days of purchase.

(3) Analytic has voluntarily agreed to waive all or a portion of its fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) in order to keep total operating expenses from exceeding a cap of 1.35% for the Fund's Institutional Class shares. Prior to April 1, 2005, Analytic limited these expenses to 0.99%. Analytic may discontinue all or part of its waiver at any time. Analytic may not recover fees waived or expenses reimbursed under its agreement with the Fund.

(4) Old Mutual Capital has contractually agreed to limit the expenses of the Successor Fund's Class Z shares to the extent necessary to keep total expenses from exceeding 1.20% for the first two years of the Successor Fund's operations. To the extent that Old Mutual Capital waives advisory fees or absorbs operating expenses of the Successor Fund, Old Mutual Capital may seek payment of such waived fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were waived or expenses were absorbed, so long as the Successor Fund's aggregate assets are greater than $75 million, such payment or reimbursement does not cause the Successor Fund's Class Z net expenses to exceed 1.20% and the payment or reimbursement was approved by the Board of Trustees of Old Mutual Advisor Funds.

EXAMPLE

         This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. For the Successor Fund, the one-year example and the first and second year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense waiver/reimbursement by Old Mutual Capital. Because actual returns and expenses will be different, the example is for comparison only.

CLASS A

                                          FUND                   SUCCESSOR FUND
                                          ----                   --------------
1 Year                                      $717                        $714
3 Years                                   $1,016                      $1,033
5 Years                                   $1,336                      $1,400
10 Years                                  $2,242                      $2,428

CLASS C*

                                       FUND                    SUCCESSOR FUND
                                       ----                    --------------
1 Year                                 $326/$226                   $323/$223
3 Years                                $697/$697                   $715/$715
5 Years                            $1,195/$1,195               $1,259/$1,259
10 Years                           $2,565/$2,565               $2,747/$2,747

*With redemption/without redemption.

INSTITUTIONAL CLASS/CLASS Z

                         FUND INSTITUTIONAL CLASS        SUCCESSOR FUND CLASS Z
                                SHARES                          SHARES
                         ------------------------        ----------------------
1 Year                            $125                           $122
3 Years                           $390                           $408
5 Years                           $676                           $743
10 Years                        $1,489                         $1,691

         PAST PERFORMANCE. After the Reorganization, the Successor Fund will assume the Fund's historical performance.

         Effective June 24, 2002, the Fund succeeded to a separate mutual fund, Analytic Defensive Equity Fund, a series of the UAM Funds, Inc. II (the "Predecessor Fund"). The Predecessor Fund was managed by the same employees of Analytic who currently manage the Fund and will manage the Successor Fund, using substantially the same investment objective, strategies, policies and restrictions as those used by the Fund. The performance shown in the following bar charts and performance tables for the periods prior to June 24, 2002, represents the performance of the Predecessor Fund.

         The bar chart and table below illustrate the risks of investing in the Fund and Successor Fund. The bar chart shows the changes in the performance of the Fund and the Predecessor Fund from year to year. The table compares the average annual total returns of the Fund and the Predecessor Fund to those of the S&P 500 Composite Index, an unmanaged index composed of 400 individual stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks. The index reflects the reinvestment of dividends but does not reflect fees, brokerage commissions, taxes or other expenses of investing. The index is not intended to imply past or future performance. A direct investment in the index is not possible. Of course, past performance is no guarantee of future results.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         The performance presented is for the Fund's Institutional Class shares. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

CALENDAR YEAR RETURNS

------------- ----------- ---------- ----------- ----------- ---------- ----------- ----------- ----------- ----------
21.55%        15.71%      19.08%     28.89%      21.35%      (6.46)%    (1.98)%     (12.22)%    23.13%      9.87%
------------- ----------- ---------- ----------- ----------- ---------- ----------- ----------- ----------- ----------
1995          1996        1997       1998        1999        2000       2001        2002        2003        2004
------------- ----------- ---------- ----------- ----------- ---------- ----------- ----------- ----------- ----------

         During the periods shown in the chart for the Fund and the Predecessor Fund, the highest return for a quarter was 16.31% (quarter ended 12/31/98) and the lowest return for a quarter was (9.55)% (quarter ended 6/30/02).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004

         The average annual return table compares average annual returns of the Fund and the Predecessor Fund to those of a broad-based securities market index. The table reflects the highest initial sales charge for Class A shares and the CDSC for Class C shares and assumes that you sell your shares at the end of the period, assumes that you invest all of your dividends and distributions. Returns are based on past results and are not an indication of future performance.

                                                                1 YEAR             5 YEARS             10 YEARS
Institutional Class Average Annual Return Before Taxes           9.87%               1.72%               11.05%
Institutional Class Average Annual Return After Taxes on
Distributions                                                    8.84%               1.20%                8.27%
Institutional Class Average Annual Return After Taxes on
Distributions and Sale of Fund Shares                            7.06%               1.23%                8.18%
Class A Average Annual Return Before Taxes*                      2.30%              (0.77)%               8.92%
Class C Average Annual Return Before Taxes*                      6.36%              (0.54)%               8.63%
S&P 500 Composite Index                                         10.88%              (2.30)%              12.07%

         *Class A and Class C shares were not offered during the periods shown. The performance of Class A and Class C shares is based on the performance of the Fund's Institutional Class shares, reduced to reflect the higher distribution fees applicable to Class A and Class C shares.

         INVESTMENT ADVISER. Old Mutual Capital, Inc., 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser for the Successor Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual
(US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

         SUB-ADVISER. Old Mutual Capital will engage Analytic Investors, Inc., a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, to provide day-to-day management of the Successor Fund's investments. Analytic has provided investment management services since 1970. As of August 31, 2005, Analytic had $____ billion under management. Its investment philosophy is founded on the premise that the systematic application of quantitative techniques has the potential to deliver risk-adjusted performance, regardless of market cycle. With vast amounts of information available on demand, it believes that the proper weighting of the right variables in the selection process is pivotal to its success. Analytic is a wholly owned subsidiary of OMUSH. Analytic has managed the Fund since its inception.

         FUND MANAGERS. The Fund is managed (and the Successor Fund will be managed, subject to the oversight of Old Mutual Capital) by a team of investment professionals.

         ANALYTIC

         The following portfolio managers of Analytic are jointly and primarily responsible for the day-to-day management of the fund.

         Dr. Robert Murdock, Portfolio Manager, co-manages the Fund. Dr. Murdock joined Analytic in 1997 and has over fourteen years of investment experience.

Mr. Murdock has a B.S. from the University of Wyoming, an M.B.A. from the Amos Tuck School of Business, an M.A. from the University of Pennsylvania and a Ph.D. from the Anderson Graduate School of Management at the University of California, Los Angeles.

         Mr. Dennis Bein, Chief Investment Officer, co-manages the Fund. Mr. Bein joined Analytic in 1995 and has over fourteen years of investment experience. Mr. Bein has a B.A. from the University of California, Riverside and an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside.

         Mr. Greg McMurran, Chief Investment Officer, co-manages the Fund. Mr. McMurran joined Analytic in 1976 and has over twenty-eight years of investment experience. Mr. McMurran has a B.S. from the University of California, Irvine and an M.A. in Economics from California State University, Fullerton.

         Mr. Harindra de Silva, President, co-manages the Fund. Mr. de Silva joined Analytic in 1995 and has over eighteen years of investment experience. Mr. de Silva has a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an M.B.A. and an M.S. from the University of Rochester and a Ph.D. in Finance from the University of California, Irvine.

         Mr. Steven Sapra, Portfolio Manager, co-manages the Fund. Mr. Sapra joined Analytic in 2000 and has over seven years of investment experience. Mr. Sapra has a B.S. from California State Polytechnic University, Pomona for the fiscal year end and an M.A. from the University of Southern California.

         The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of fund shares.

         TRUSTEES. The Trustees for the Fund and the Successor Fund are different. Of the six Trustees of the Successor Fund, five Trustees are not "interested persons" (as defined in the 1940 Act) of the Successor Fund or the Fund (the "Independent Trustees").

         The Board for the Successor Fund has two standing committees: a Governance and Nominating Committee ("Nominating Committee") and an Audit Committee. The Nominating Committee selects and nominates those persons for membership on the Board of Trustees who are Independent Trustees, reviews and determines compensation for the Independent Trustees and selects independent legal counsel. The Audit Committee oversees the financial reporting process for the Successor Fund and monitors the Successor Fund's audit process and results. As part of this process, the Audit Committee recommends the selection of an independent audit firm for the approval of the Successor Fund's Board and evaluates the independent audit firm's performance, costs and financial stability.

         For a description of the Trustees of the Successor Fund, see Exhibit B.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Successor Fund has selected PricewaterhouseCoopers LLP ("PwC") as its independent auditors. PwC serves as the Fund's independent registered public accounting firm.

         CAPITALIZATION. The Fund has classified its shares into three classes:
Class A, Class C and Institutional Class shares. The Successor Fund has classified its shares into three classes: Class A, Class C and Class Z shares. The following table sets forth, as of June 30, 2005: (1) the capitalization of each class of the Fund's shares; (2) the capitalization of each class of the Successor Fund; and (3) the pro forma capitalization of each class shares of the Successor Fund, as adjusted showing the effect of the Reorganization had it occurred on such date.

CLASS A

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                SUCCESSOR FUND,
                                                                                                PRO FORMA AFTER
                                           FUND                    SUCCESSOR FUND               REORGANIZATION
------------------------------- ---------------------------- ---------------------------- ----------------------------
Total net assets                $ 6,221,889                  Not applicable               $ 6,221,889
------------------------------- ---------------------------- ---------------------------- ----------------------------
Net asset value per share       $ 12.97                      Not applicable               $ 12.97
------------------------------- ---------------------------- ---------------------------- ----------------------------
Shares outstanding              479,698                      Not applicable               479,698
------------------------------- ---------------------------- ---------------------------- ----------------------------

CLASS C

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                SUCCESSOR FUND,
                                                                                                PRO FORMA AFTER
                                           FUND                    SUCCESSOR FUND               REORGANIZATION
------------------------------- ---------------------------- ---------------------------- ----------------------------
Total net assets                $ 1,553,492                  Not applicable               $ 1,553,492
------------------------------- ---------------------------- ---------------------------- ----------------------------
Net asset value per share       $ 12.96                      Not applicable               $ 12.96
------------------------------- ---------------------------- ---------------------------- ----------------------------
Shares outstanding              119,881                      Not applicable               119,881
------------------------------- ---------------------------- ---------------------------- ----------------------------

INSTITUTIONAL CLASS

------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                SUCCESSOR FUND,
                                 FUND INSTITUTIONAL CLASS      SUCCESSOR FUND CLASS Z           PRO FORMA AFTER
                                          SHARES                       SHARES                   REORGANIZATION
------------------------------- ---------------------------- ---------------------------- ----------------------------
Total net assets                $ 264,143,621                Not applicable               $ 264,143,621
------------------------------- ---------------------------- ---------------------------- ----------------------------
Net asset value per share       $ 12.96                      Not applicable               $ 12.96
------------------------------- ---------------------------- ---------------------------- ----------------------------
Shares outstanding              20,385,732                   Not applicable               20,385,732
------------------------------- ---------------------------- ---------------------------- ----------------------------

         PURCHASE PROCEDURES. Although the methods available to purchase shares of the Fund and the Successor Fund and the automatic investment services they offer are substantially similar, the procedures are different. See "Your Investment -- Buying Shares" and "Your Investment -- General Policies" in the Successor Fund's Prospectus and "Purchases, Redemptions and Pricing of Shares" in the Successor Fund's SAI for a discussion of purchase procedures for shares of the Successor Fund.

         DISTRIBUTION PLAN. Class A and Class C shares of the Fund and the Successor Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the Fund's Rule 12b-1 Plan, the Fund pays its distributor a fee at an annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class C shares, to finance the distribution and servicing of such shares. Under the Successor Fund's Rule 12b-1 Plan, the Successor Fund pays its distributor a fee at the annual rate of 0.75% of the average daily net assets of Class C shares, to finance the distribution of such shares. Currently, Class A shares of the Successor Fund are not authorized to pay distribution fees but may be subject to such fees in the future. Because the Rule 12b-1 Plan fee is paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time it will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. The Successor Fund's Statement of Additional Information ("SAI") includes a discussion of the Rule 12b-1 Plans adopted for the Successor Fund.

         SERVICE PLAN. Class A and Class C shares of the Successor Fund are subject to service plans pursuant to which the Successor Fund pays its distributor (or other shareholder service providers) a fee at an annual rate of 0.25% of the average daily net assets of the relevant class of shares for providing shareholder services. The Successor Fund's SAI includes a discussion of the service plan adopted for the Successor Fund.

         REDEMPTION PROCEDURES. Although the methods available to sell (redeem) shares of the Fund and the Successor Fund are substantially similar, the procedures are different. See "Your Investment -- Selling Shares" and "Your Investment -- General Policies" in the Successor Fund's Prospectus and "Purchases, Redemptions and Pricing of Shares," "Account Policies--Selling Shares" and "Instructions for Regular Accounts" in the Successor Fund's SAI for a discussion of redemption procedures for shares of the Successor Fund. In addition, the Successor Fund imposes a 2.00% fee on redemptions of Successor Fund shares within 10 calendar days of purchase.

         DISTRIBUTIONS. The dividend and distributions policies of the Fund and the Successor Fund are identical. Although it may do so more frequently, the Successor Fund, like the Fund, anticipates paying its shareholders any dividends or distributions once a year.

         VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each share outstanding that they own and a fractional vote in the same proportion as any fractional shares.

REASONS FOR THE REORGANIZATION

         CONSIDERATIONS OF THE TRUST'S BOARD. At a meeting held on May 17, 2005 and [ _________] the Trust's Board, including the Independent Trustees, considered the proposal by Analytic to reorganize the Fund into the Successor Fund. The Trust's Board, including the Independent Trustees (who were assisted by independent legal counsel), considered the Plan and approved the Reorganization. At the meeting, the Trust's Board, including the Independent Trustees, unanimously determined that the Reorganization was in the best interests of the Fund. At the same time, the Trust's Board also determined that the interests of existing shareholders of the Fund would not be diluted as a result of the Reorganization. The Trust's Board also resolved to call a shareholder meeting and recommend to shareholders that they vote to approve the Reorganization.

         In evaluating the Reorganization, the Trust's Board requested and reviewed, with the assistance of independent counsel, materials furnished by Analytic and Old Mutual Capital. These materials included written information regarding Old Mutual Investment Partners ("OMIP") (the Successor Fund's proposed distributor) and its personnel, operations and financial condition. These materials summarized the principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for the Fund and its respective shareholders. In addition, the Trust's Board received comparative information about the Fund and the Successor Fund, including information concerning, but not limited to, the following matters: (1) the investment objective and policies of the Successor Fund; (2) advisory, distribution and other servicing arrangements of the Successor Fund; (3) anticipated Successor Fund expenses and Old Mutual Capital's fee waiver commitments; and (4) other Old Mutual Advisor Funds' portfolios and the exchange privileges that would be available to shareholders following the Reorganization. The Trust's Board also was provided with information about Old Mutual Capital and its investment advisory capabilities, including information regarding its oversight of Analytic as sub-adviser.

         During its deliberations, the Trust's Board (with the advice and assistance of counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Fund and that Old Mutual Capital would cap the Successor Fund's expenses (excluding interest, taxes, brokerage commissions and other extraordinary items) at 1.45% for Class A shares, 2.20% for Class C shares and 1.20% Class Z shares; (2) the capabilities, practices and resources of Old Mutual Capital and the other service providers used by Old Mutual Advisor Funds; (3) the investment advisory and other fees to be paid by the Successor Fund, and the projected expense ratios of the Successor Fund as compared with those of the Fund; (4) the investment objectives, policies and limitations of the Fund and the Successor Fund, and their compatibility with each other; (5) the historical investment performance record of the Fund and expected continuity of day-to-day fund management through the retention by the OMCAP of Analytic to serve as sub-adviser to the Successor Fund; (6) the broad array of portfolio series in Old Mutual Advisor Funds that would be available through exchange privileges to Fund shareholders following the Reorganization;
(7) the distribution capabilities of OMIP and its planned distribution efforts for the Successor Fund, including the potential for achieving future economies of scale; (8) the terms and conditions of the Plan; (9) the anticipated tax-free nature of the Reorganization for the Fund and its shareholders; (10) the advice and recommendation of Analytic, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of Fund shareholders; and (11) that the expense of the Reorganization would be borne by Old Mutual Capital and not by the Fund or its shareholders.

         CONSIDERATIONS OF THE BOARD OF THE SUCCESSOR FUND. At a meeting held on May 11, 2005 and [___], the Successor Fund's Board, including the Independent Trustees, considered the proposal by Analytic to reorganize the Fund into the Successor Fund. The Successor Fund's Board, including the Independent Trustees (who were assisted by independent legal counsel), considered the proposed Reorganization and the Plan and approved the Reorganization. At the meeting, the Successor Fund's Board of Trustees, including the Independent Trustees, unanimously determined that the Reorganization was in the best interests of the Successor Fund.

         The Successor Fund's Board considered that the shareholders would enjoy continuity of portfolio management because Old Mutual Capital would engage Analytic to act as sub-adviser to the Successor Fund and the portfolio management team would remain the same portfolio management team. The Successor Fund's Board also considered that while Analytic would provide day-to-day management of the Successor Fund's investments, Old Mutual Capital would be responsible for the overall management of the Successor Fund's operations, and would provide legal, compliance and oversight services. The Successor Fund's Board also considered that Old Mutual Capital believed that shareholders would benefit from Old Mutual Capital's experience and resources in managing investment companies. The Successor Fund's Board evaluated comparable information provided to the Trustees in the meeting materials.

         The Successor Fund's Board further considered that in light of the additional services and oversight that Old Mutual Capital would provide, the higher advisory fee would be justified. In addition, for the first two years of the Successor Fund's operations, Old Mutual Capital would cap the Successor Fund's expenses (excluding interest, taxes, brokerage commissions and other extraordinary items) at 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class Z shares. The Successor Fund's Board was assured that the existing shareholders of the Fund would be grandfathered so that they would continue to enjoy the rights and privileges offered in the class of shares in which they were currently invested. Furthermore, Old Mutual Capital agreed to pay all of the Reorganization expenses, including the solicitation of proxies from the Fund's shareholders in connection with the Reorganization.

         The Successor Fund's Board also considered that the investment objective, restrictions and policies of the Successor Fund would be substantially the same as those of the Fund and that the Reorganization would have no federal income tax liability for Fund shareholders solely as a result of the Reorganization. The Successor Fund's Board also considered that Old Mutual Capital and its affiliates had greater potential for retaining asset size and increasing the assets of the Successor Fund because of OMIP's experience in the distribution of mutual funds through a broader range of distribution channels than currently available to the Fund. The Successor Fund's Board noted that the Successor Fund would be part of a diverse family of mutual funds, currently with five portfolios offered by Old Mutual Advisor Funds, which would be available to the Fund's shareholders through exchanges.

         In determining whether to approve the Reorganization, the Board also considered: (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (2) the compatibility of the Fund's and the Successor Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Successor Fund; (3) the nominally higher investment advisory fee to be charged by Old Mutual Capital; (4) the expense ratio and information regarding the fees and expenses of the Fund and the estimated expense ratio and information regarding the fees and expenses of the Successor Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and Successor Fund in connection with the Reorganization would be borne by Old Mutual Capital, and not the Fund or the Successor Fund.

INFORMATION ABOUT THE REORGANIZATION

         PLAN OF REORGANIZATION. The following summary of the Plan is qualified in its entirety by reference to the copy of the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Successor Fund will acquire all of the assets of the Fund in exchange for Successor Fund Class A, Class C and Class Z shares and the assumption by the Successor Fund of stated liabilities of the Fund on November ___, 2005 or such later date as may be agreed upon by the parties (the "Closing Date"). The number of Successor Fund shares to be issued to the Fund will be determined on the basis of the relative net asset value per share and aggregate net assets attributable to the relevant class of the Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date.

         As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A and Class C shareholders of record as of the close of business on the Closing Date, the Successor Fund's Class A and Class C shares, respectively, received by the Fund in the Reorganization. The Fund will also, as soon as conveniently practicable after the Closing Date, liquidate and distribute pro rata to its Institutional Class shareholders of record as of the close of business on the Closing Date, the Successor Fund's Class Z shares received by the Fund in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Successor Fund in the name of each Fund shareholder, each account representing the respective pro rata number of Successor Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated as a series of the Trust and cease operations. After the Closing Date, any outstanding certificates representing Fund shares will represent Successor Fund shares distributed to the record holders of the Fund.

         The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Successor Fund under the Plan are subject to various conditions, including approval by Fund shareholders and the continuing accuracy of various representations and warranties of the Fund and the Successor Fund.

         The total expenses of the Reorganization are expected to be approximately $____________, which will be borne by Old Mutual Capital. In addition to use of the mail, proxies may be solicited personally or by telephone, and Old Mutual Capital may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, the Fund may retain an outside firm to solicit proxies on behalf of the Fund. The cost of any such outside firm solicitation, which will be paid by Old Mutual Capital, is estimated to be approximately $____________.

         By approving the Reorganization, Fund shareholders are also, in effect, agreeing to the Successor Fund's investment advisory and distribution arrangements, Board composition and independent registered public accounting firm. If the Reorganization is not approved by Fund shareholders, the Trust's Board will consider what action, if any, shall be taken.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of Fund assets for Successor Fund shares, and the Successor Fund's assumption of the Fund's stated liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund will receive an opinion from Morgan, Lewis & Bockius LLP, counsel to the Fund, and the Successor Fund will receive an opinion from Kramer Levin Naftalis & Frankel LLP, counsel to the Successor Fund, each to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Successor Fund in exchange solely for Successor Fund shares and the assumption by the Successor Fund of stated liabilities of the Fund, followed by the distribution by the Fund of the Successor Fund's shares to Fund shareholders in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Successor Fund will be "a party to a reorganization;" (2) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund shares and the assumption by the Successor Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Successor Fund in exchange solely for Successor Fund shares and the assumption by the Successor Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of Successor Fund shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of Fund shares for Successor Fund shares pursuant to the Reorganization; (5) the aggregate tax basis for the Successor Fund shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Successor Fund shares to be received by each Fund shareholder pursuant to the Reorganization will include the period during which the shareholder's Fund shares exchanged therefor were held by such shareholder (provided those Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the

Successor Fund will include the period during which such asset was held by the Fund.
         The foregoing opinions will state that no opinion will be expressed as to the effect of the Reorganization on: (1) the Fund or the Successor Fund with respect to any Fund asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (2) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

         Neither the Fund nor the Successor Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinions of counsel are not binding on the IRS nor do they preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

REQUIRED VOTE AND BOARD'S RECOMMENDATION

         The Trust's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders; and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. Pursuant to the Trust's charter documents, an affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization. Each whole Fund share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Fund share shall be entitled to a proportionate fractional vote.

             THE TRUST'S BOARD, INCLUDING THE INDEPENDENT TRUSTEES,
               UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
                  APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE SUCCESSOR FUND AND THE FUND

         Information about the Successor Fund is incorporated by reference into this Prospectus/Proxy Statement from the Successor Fund's Prospectuses forming a part of its Registration Statement on Form N-1A (File No. 333-116057). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-42484).

         SEI Investments Distribution Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Fund's principal underwriter. DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105, serves as the Fund's transfer agent. Union Bank of California, 475 Sansome Street, 15th Floor, San Francisco, California 94111, serves as the Fund's custodian.

         Old Mutual Investment Partners, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, serves as the Successor Fund's principal underwriter. DST Systems, Inc., P.O. Box 219398, Kansas City, Missouri 64141, serves as the Successor Fund's transfer agent. Wachovia Bank, N.A., 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the Successor Fund's custodian.

         The Fund and the Successor Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and Successor Fund may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. Text-only versions of Fund documents can be viewed on-line or downloaded from www.sec.gov. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

         In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. The Fund may retain an outside firm at Old Mutual Capital's expense to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

         Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder voting by proxy may revoke its proxy any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

         If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining whether a quorum exists for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

         In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding Fund shares entitled to vote at the Meeting.

         As of August 31, 2005, the following were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the indicated class of the Fund:

CLASS A

---------------------------------------------------------------------- -----------------------------------------------
NAME AND ADDRESS                                                       PERCENTAGE OF OUTSTANDING SHARES
---------------------------------------------------------------------- -----------------------------------------------

---------------------------------------------------------------------- -----------------------------------------------

CLASS C

---------------------------------------------------------------------- -----------------------------------------------
NAME AND ADDRESS                                                       PERCENTAGE OF OUTSTANDING SHARES
---------------------------------------------------------------------- -----------------------------------------------

---------------------------------------------------------------------- -----------------------------------------------
INSTITUTIONAL CLASS

---------------------------------------------------------------------- -----------------------------------------------
NAME AND ADDRESS                                                       PERCENTAGE OF OUTSTANDING SHARES
---------------------------------------------------------------------- -----------------------------------------------

---------------------------------------------------------------------- -----------------------------------------------

         A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund (or class thereof).

         Analytic has advised the Fund that it intends to vote Fund shares as to which it has voting power at the Meeting: (1) in the manner instructed by its clients for whom such shares are held; or (2) if such instructions are not received or where the shares are held directly or on behalf of employees of Analytic, in the same proportion as votes cast by other Fund shareholders.

         As of August 31, 2005, Board members and officers for the Fund and the Successor Fund, as a group, owned less than 1% of the Fund's outstanding shares, respectively. No shares of the Successor Fund were outstanding as of such date.

EXPERTS

         The audited financial statements for the fiscal year ended December 31, 2004 have been prepared by PwC, the Fund's independent registered public accounting firm.

OTHER MATTERS

         The Trust's Trustees are not aware of any other matters that may come before the Meeting. Should any such matters properly come before the Meeting, however, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES

         Please advise the Fund, in care of DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

              IT IS IMPORTANT THAT YOU RETURN YOUR PROXY PROMPTLY.
            THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE
                 MEETING IN PERSON ARE URGED TO COMPLETE, DATE,
 SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY
                ALSO VOTE BY TELEPHONE OR THROUGH THE INTERNET.

EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION dated as of __________ ___, 2005 (the "Agreement"), between THE ADVISORS' INNER CIRCLE FUND (the "Acquired Fund Trust"), a Massachusetts business trust, on behalf of ANALYTIC DEFENSIVE EQUITY FUND (the "Acquired Fund"), and OLD MUTUAL ADVISOR FUNDS (the "Acquiring Fund Trust"), a Delaware statutory trust, on behalf of OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND (the "Acquiring Fund"). All agreements, representations, actions, obligations and covenants described herein made or to be taken or undertaken by the Acquired Fund and the Acquiring Fund are made and shall be taken or undertaken by the Acquired Fund Trust on the Acquired Fund's behalf and by the Acquiring Fund Trust on the Acquiring Fund's behalf.

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Treasury Regulation Section 1.368-2(g). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C and Class Z shares of beneficial interest, par value $0.001 per share, of the Acquiring Fund (the "Acquiring Fund Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the holders of Class A, Class C and Institutional Class shares, as applicable, of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization"). The parties hereto intend that the Reorganization will qualify as a "reorganization" as defined in Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code").

         WHEREAS, the Acquired Fund is a series of the Acquired Fund Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Acquiring Fund Trust, a registered, open-end management investment company;

         WHEREAS, the Acquired Fund Trust's Board has determined that the Reorganization is in the best interests of the Acquired Fund and the Acquired Fund's shareholders and that the interests of the Acquired Fund's existing shareholders will not be diluted as a result of the Reorganization; and

         WHEREAS, the Acquiring Fund Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund:

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1. THE REORGANIZATION.

         1.1 Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Acquired Fund, as set forth in paragraph 1.2, and the Acquiring Fund agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

         1.2 (a) The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, tangible and intangible, including, without limitation, all portfolio securities, cash, cash equivalents, commodities and futures interests, dividends and interests receivable, and all contractual rights and causes of action that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (the "Assets"). The Acquiring Fund also shall be entitled to receive copies of all books and records that pertain to the Acquired

         Fund that the Acquired Fund Trust is required to maintain under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder.

                  (b) The Assets shall be delivered to Wachovia Bank, National Association, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, the Acquiring Fund's custodian ("Wachovia"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to Wachovia for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash so delivered shall be in the form of immediately available funds payable to the order of Wachovia for the account of the Acquiring Fund.

         1.3 The Acquired Fund will, to the extent permissible and consistent with its own investment objective and policies, endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all remaining liabilities of, allocated or attributable to, the Acquired Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured (the "Liabilities"). Without limiting the foregoing, Acquiring Fund Trust agrees to assume the obligation of Acquired Fund Trust to indemnify and hold harmless the trustees and officers of Acquired Fund Trust with respect to any action or omission or alleged action or omission relating to the Acquired Fund prior to the Reorganization, including the obligation to advance expenses, to the maximum extent permitted by applicable law and as set forth in Acquired Fund Trust's Agreement and Declaration of Trust, as amended (the "Acquired Fund Trust's Charter"), and By-Laws.

         1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to the Assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets and shall not be separately valued.

         1.5 As soon after the Closing Date as is conveniently practicable, the Acquired Fund will distribute pro rata to holders of record of the Acquired Fund's Class A and Class C shares, determined as of the close of business on the Closing Date, Class A and Class C Acquiring Fund Shares, respectively, and will distribute pro rata to holders of record of the Acquired Fund's Institutional Class shares, determined as of the close of business on the Closing Date, Class Z shares received by the Acquired Fund (holders of record of the Acquired Fund's shares as of the Closing Date, "Acquired Fund Shareholders") pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the applicable class of Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the applicable class of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund simultaneously will be canceled on the books of the Acquired Fund.

         1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's then-current prospectus(es) and statement of additional information (collectively, the "Acquiring Fund's Prospectus"); the Acquiring Fund, however, will not issue share certificates in the Reorganization.

         1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8 Any reporting responsibility of the Acquired Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund and Acquired Fund Trust.

2.       VALUATION.

         2.1 The value of the Assets shall be the value of such Assets computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Agreement and Declaration of Trust, as amended (the "Acquiring Fund Trust's Charter"), and the Acquiring Fund's Prospectus, which are and shall be consistent with the policies currently in effect for the Acquired Fund Trust and Acquired Fund.

         2.2 The net asset value of each Class A, Class C and Class Z Acquiring Fund Share, respectively, shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Charter and the Acquiring Fund's Prospectus, which are and shall be consistent with the policies currently in effect for the Acquired Fund Trust and Acquired Fund.

         2.3 The number of Class A, Class C and Class Z Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets attributable to Class A, Class C and Institutional Class shares, respectively, of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Class A, Class C and Class Z Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4 Any computations of value of assets shall be made in accordance with the regular practices of Old Mutual Fund Services ("Fund Services"), as fund accountant for the Acquiring Fund, and shall be subject to verification by the Acquired Fund and its independent accountants of the prices used in such computations.

3. CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be ___________ ___, 2005, or such other date as to which the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at 2:30 p.m. at the offices of Acquiring Fund Trust, 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, or such other time and/or place as to which the parties may mutually agree.

         3.2 The Acquired Fund shall direct Union Bank of California, 475 Sansome Street 15th Floor, San Francisco, California 94111, as custodian for the Acquired Fund (the "Custodian"), to deliver at the Closing a certificate of an authorized officer of the Custodian stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment thereof has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to Wachovia as custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered to Wachovia by wire transfer of federal funds on the Closing Date.

         3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

         3.4 The Acquired Fund shall direct DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105, as transfer agent for the Acquired Fund (the "Transfer Agent"), to deliver at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number, share class and percentage ownership of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund Trust, or provide evidence satisfactory to the Acquired Fund Trust that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES.

         4.1 The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Trust, on behalf of the Acquiring Fund, as follows:

                  (a) The Acquired Fund is a duly established and designated series of the Acquired Fund Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                  (b) The Acquired Fund Trust is registered under the 1940 Act as an open-end management investment company, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                  (c) The current prospectus(es) and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not and did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (d) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Fund Trust's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Trust is a party on behalf of the Acquired Fund or by which the Acquired Fund is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund Trust is a party on behalf of the Acquired Fund or by which the Acquired Fund is bound.

                  (e) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) that will be terminated with liability to the Acquired Fund on or prior to the Closing Date.

                  (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and by state securities laws.

                  (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (h) The Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Schedule of Investments (indicating their market values) of the Acquired Fund for the fiscal year ended December 31, 2004, which have been audited as of that date by PricewaterhouseCoopers LLP, independent public registered accounting firm, and the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Schedule of Investments of the Acquired Fund for the semi-annual period ended June 30, 2005 are in accordance with generally accepted accounting principles, and such statements and schedule (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

                  (i) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver the Assets free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

                  (j) Since December 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquiring Fund.

                  (k) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to be filed shall have been filed and are correct in all material respects, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (l) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code for all taxable years or periods (to the extent applicable) ending on or prior to the Closing Date.

                  (m) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund Trust (recognizing that under Massachusetts law, shareholders could under certain circumstances be held personally liable for the Acquired Fund's obligations) and have been offered and sold in every state, the District of Columbia and Puerto Rico in compliance with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in paragraph
         3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares.

                  (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquired Fund Trust's Board, subject to the approval of the Acquired Fund's shareholders, and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund Trust, this Agreement constitutes the valid and legally binding obligation of the Acquired Fund Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (o) The information to be furnished by the Acquired Fund Trust, on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (p) The proxy statement of the Acquired Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date,
         (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph
         (p) shall apply only to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by or on behalf of the Acquired Fund Trust or the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, provided that any failure to comply with these statutes, rules and regulations is a direct result of (a) the provision of misleading or inaccurate information by or on behalf of the Acquired Fund Trust or the Acquired Fund to the Acquiring Fund Trust in connection with the preparation of the Proxy Statement or (b) the failure to provide any necessary and accurate information by the Acquired Fund Trust or the Acquired Fund to the Acquiring Fund Trust in connection with or related to the preparation of the Proxy Statement.

         4.2 The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Trust, on behalf of the Acquired Fund, as follows:

                  (a) The Acquiring Fund is a duly established and designated series of the Acquiring Fund Trust, a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

                  (b) The Acquiring Fund Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund Shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                  (c) The Acquiring Fund's Prospectus and its statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Fund Trust's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                  (e) The Acquiring Fund has no material contracts or other commitments outstanding (other than this Agreement) that will be terminated with liability to the Acquiring Fund on or prior to the Closing Date.

                  (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities law.

                  (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (h) The Acquiring Fund will not have had any assets or operations at any time prior to the Closing Date. Upon filing of its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be treated as a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under the Code.

                  (i) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund Trust, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (j) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of Acquired Fund Shareholders, pursuant to the terms of this Agreement, on the Closing Date will have been duly authorized Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund Trust and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them.

                  (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquiring Fund Trust's Board, subject to the approval of the Acquired Fund's shareholders, and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund Trust, this Agreement constitutes the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (l) The Registration Statement referred to in paragraph 5.5 (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (l) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund Trust or the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

         5.2 The Acquired Fund Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.4 As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund Trust shall furnish the Acquiring Fund Trust, in such form as is reasonably satisfactory to the Acquiring Fund Trust, a statement of the current and accumulated earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, in each instance indicating the period or periods to which such earnings and profits, carryovers and other items relate or in which they arose, as applicable, which statement will be certified by the Acquired Fund Trust's President or its Chief Financial Officer.

         5.5 The Acquired Fund Trust, on behalf of the Acquired Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement, all to be included in a Registration Statement on Form N-14 of the Acquiring Fund Trust, on behalf of the Acquiring Fund, and any supplement or amendment thereto (the "Registration Statement") in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders referred to in paragraph 5.2.

         5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         5.7 The Acquired Fund Trust, on behalf of the Acquired Fund, covenants that the Acquired Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.8 The Acquired Fund Trust, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

         5.9 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.10 The Acquired Fund Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

         5.11 Each of the Acquired Fund and the Acquiring Fund and the Acquired Fund Trust and the Acquiring Fund Trust shall use its best efforts to cause the Reorganization to qualify, and will not (either before or after the Closing
Date) knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         6.1 All representations and warranties by the Acquired Fund Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         6.2 The Acquired Fund Trust shall have delivered to the Acquiring Fund Trust on the Closing Date a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the federal income tax basis of such securities by lot and the respective holding periods of each such lot of securities, as of the Closing Date, certified by the Acquired Fund Trust's Treasurer.

         6.3 The Acquired Fund Trust shall have delivered to the Acquiring Fund Trust on the Closing Date a certificate executed in the Acquired Fund Trust's name by its President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund Trust, to the effect that the representations and warranties made in this Agreement by the Acquired Fund Trust, on behalf of the Acquired Fund, are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund Trust shall reasonably request.

         6.4 The Acquired Fund and the Acquired Fund Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund or the Acquired Fund Trust, as the case may be, on or before the Closing Date.

         6.5 The Acquiring Fund shall have received on the Closing Date a favorable opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquired Fund, in a form satisfactory to the Acquiring Fund Trust, that:

                  (a) the Acquired Fund Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Acquired Fund is a duly established and designated series of the Acquired Fund Trust;

                  (b) this Agreement has been duly authorized, executed and delivered by the Acquired Fund Trust, on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a valid and legally binding obligation of the Acquired Fund Trust, on behalf of the Acquired Fund, enforceable against the Acquired Fund Trust, with respect to the Acquired Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law);

                  (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund Trust's Charter or its By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound;

                  (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquired Fund Trust, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

                  (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required or that materially and adversely affect the Acquired Fund's business; and

                  (f) the Acquired Fund Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         In rendering its opinion, counsel may (i) limit such opinion to applicable federal and state law and rely as to matters governed by the laws of the Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or trustees of the Acquired Fund Trust; (ii) rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement; and (iii) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement. In rendering its opinion pursuant to subparagraph (b) of this section, counsel may limit such opinion with respect to the application of equitable principles or any proceeding, whether at law or in equity, as to the enforceability of any provision of the Agreement relating to remedies after default, as to availability of any specific or equitable relief of any kind, with respect to the provisions of the Agreement intended to limit liability for a particular matter to the Acquired Fund and its assets, including but not limited to the provisions of the Agreement relating to indemnification.

         6.6 The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a consent dated near the effective date of the Registration Statement, in form and substance satisfactory to the Acquiring Fund, to the effect that they consent to the incorporation by reference of their report relating to the financial statements and financial highlights of the Acquired Fund in the Registration Statement.

         6.7 The Acquired Fund shall have previously provided to the Acquiring Fund (and at the Closing shall provide an update through the Closing Date of such information) data that supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data shall have been prepared in accordance in all material respects with the requirements of the 1940 Act and the regulations thereunder.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties by the Acquiring Fund Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         7.2 The Acquiring Fund Trust shall have delivered to the Acquired Fund Trust on the Closing Date a certificate executed in the Acquiring Fund Trust's name by its President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Acquired Fund Trust, to the effect that the representations and warranties made in this Agreement by the Acquiring Fund Trust, on behalf of the Acquiring Fund, are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund Trust shall reasonably request.

         7.3 The Acquiring Fund and the Acquiring Fund Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund or the Acquiring Fund Trust, as the case may be, on or before the Closing Date.

         7.4 The Acquired Fund shall have received on the Closing Date a favorable opinion of Kramer Levin Naftalis & Frankel LLP, counsel to the Acquiring Fund, in a form satisfactory to the Acquired Fund Trust, that:

                  (a) the Acquiring Fund Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Acquiring Fund is a duly established and designated series of the Acquiring Fund Trust;

                  (b) this Agreement has been duly authorized, executed and delivered by the Acquiring Fund Trust, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquired Fund Trust, on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Trust, with respect to the Acquiring Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law);

                  (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Fund Trust's Charter or its By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound;

                  (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

                  (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required or that materially and adversely affect the Acquiring Fund's business;

                  (f) the Acquiring Fund Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

                  (g) the Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement have been duly authorized for issuance and, when issued and delivered as provided in the Agreement, will be validly issued, fully paid and non-assessable under Delaware law, and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof.

         Such counsel may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or trustees of the Acquiring Fund Trust. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund Trust may reasonably request.

         In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the Acquired Fund Trust or the Acquiring Fund Trust, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund Trust's Charter and its By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to either party's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund.

         8.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class C and Class Z Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

         8.5 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.6 The Acquired Fund Trust shall have received an opinion of Morgan, Lewis & Bockius LLP addressed to the Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust shall have received an opinion of Kramer Levin Naftalis & Frankel LLP addressed to the Acquiring Fund Trust, on behalf of the Acquiring Fund, substantially to the effect that, based on certain facts, qualifications, assumptions and representations, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  (a) the transfer of all of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the

         Acquiring Fund of the Liabilities, followed by the distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will qualify as a "reorganization" as defined in Section 368(a)(1)(F) of the Code, and each of the Acquired Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to the Reorganization;

                  (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in liquidation of the Acquired Fund pursuant to the Reorganization;

                  (d) no gain or loss will be recognized by Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares pursuant to the Reorganization;

                  (e) the aggregate tax basis for the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such Acquired Fund Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefore were held by such Acquired Fund Shareholder (provided the Acquired Fund shares were held as capital assets on the date of the exchange); and

                  (f) the tax basis of each Asset acquired by the Acquiring Fund pursuant to the Reorganization will be the same as the tax basis of that Asset to the Acquired Fund immediately prior to the Reorganization, and the holding period of each Asset in the hands of the Acquiring Fund will include the period during which such Asset was held by the Acquired Fund. In rendering its opinion, each of Morgan, Lewis & Bockius LLP and Kramer Levin Naftalis & Frankel LLP may rely upon such certificates as it shall request of the Acquiring Fund Trust on behalf of the Acquiring Fund, the Acquired Fund Trust on behalf of the Acquired Fund and Fund Services. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

         In rendering its opinion, each counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

         No opinions will be expressed as to the effect of the Reorganization on
         (i) the Acquired Fund or the Acquiring Fund with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Acquired Fund Shareholders that are required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         9.1 The Acquired Fund Trust and the Acquiring Fund Trust agree that neither party has made any representation, warranty or covenant not set forth herein and this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

         9.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10. TERMINATION OF AGREEMENT.

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties or by either party
(i) if the Closing shall not have occurred on or before ___________ ___, 2005, unless such date is extended by mutual agreement of the parties, or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

11.      AMENDMENTS.

         This Agreement may be amended, modified and supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquiring Fund Trust and the Acquired Fund Trust; provided, however, that following the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.      EXPENSES.

         12.1 Each of the Acquired Fund Trust and the Acquiring Fund Trust represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         12.2 Each party acknowledges that all expenses incurred in connection with the Reorganization, whether or not the Reorganization is consummated, will be borne by Old Mutual Capital, Inc.

13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

         If to the Acquired Fund Trust,

         The Advisors' Inner Circle Fund
         c/o SEI Investments Global Funds Services
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456
         Attn: James F. Volk
         Telephone: 610.676.3107
         Fax: 484.676.3107

         with a copy to:
         John M. Ford
         Morgan, Lewis & Bockius LLP
         1111 Pennsylvania Avenue, NW
         Washington, DC 20004
         Telephone: 202.739.5856
         Fax: 202.739.3001

         If to the Acquiring Fund Trust,

         Old Mutual Advisor Funds
         4643 South Ulster Street, Suite 600
         Denver, Colorado
         Attn: Andra C. Ozols, Esq.
         Telephone: 888.744.5050
         Fax: ________________

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

         14.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Acquired Fund Trust and the Acquiring Fund Trust shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Delaware, respectively, without giving effect to principles of conflict of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Trust or the Acquiring Fund Trust personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be, as provided in the Acquired Fund Trust's Charter or the Acquiring Fund Trust's Charter. A copy of the Acquired Fund's Charter is on file at the office of the Secretary of the Commonwealth of Massachusetts. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be.

         IN WITNESS WHEREOF, the Acquired Fund Trust and the Acquiring Fund Trust each have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

THE ADVISORS' INNER CIRCLE FUND,
on behalf of Analytic Defensive Equity Fund


By: _______________________
Name: _____________________
Title: ______________________

ATTEST: ___________________
Name: _____________________
Title: ______________________


OLD MUTUAL ADVISOR FUNDS,
on behalf of Old Mutual Analytic Defensive Equity Fund


By: _______________________
Name: _____________________
Title: ______________________


ATTEST: ___________________
Name: _____________________
Title: ______________________

EXHIBIT B

DESCRIPTION OF BOARD MEMBERS OF THE SUCCESSOR FUND

The Trustees of the Successor Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of these Trustees is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. Each Trustee serves in that capacity until such time as his or her successor is duly elected and appointed. Each Trustee, except Walter W. Driver, Jr., has served in that capacity since 2004. Mr. Driver has served as a Trustee since May 2005. Each Trustee listed below oversees five funds in the Old Mutual Advisor Funds complex, except for John R. Bartholdson, who oversees thirty-one funds in the complex. David J. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of Old Mutual Capital.

--------------------------- -------------- --------------------------------------- -----------------------------------
                             POSITION(S)
         NAME AND             HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5          OTHER DIRECTORSHIPS
           AGE                THE TRUST                    YEARS,                           HELD BY TRUSTEE
--------------------------- -------------- --------------------------------------- -----------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
John R. Bartholdson         Trustee        Chief Financial Officer, The Triumph    The Triumph Group, Inc., PBHG
(Age: 61)                                  Group, Inc. (manufacturing).            Funds and PBHG Insurance Series
                                                                                   Fund.
--------------------------- -------------- --------------------------------------- -----------------------------------
Walter W. Driver, Jr.       Trustee        Chairman, King & Spalding LLP (law      Total Systems Services, Inc.
(Age: 60)                                  firm).
--------------------------- -------------- --------------------------------------- -----------------------------------
Robert M. Hamje             Trustee        President and Chief Investment          TS&W/Claymore Tax-Advantaged
(Age: 63)                                  Officer, TRW Investment Management      Balanced Fund and
                                           Company (investment management).        Old Mutual/Claymore Long-Short
                                                                                   Fund.
--------------------------- -------------- --------------------------------------- -----------------------------------
Jarrett B. Kling            Trustee        Managing Director, High Sierra          Hirtle Callaghan Trust; ING
(Age: 62)                                  Energy, LP, since 2004.  Managing       Clarion Real Estate Income Fund,
                                           Director, ING Clarion Real Estate       ING Clarion Global Real Estate
                                           Securities (investment adviser).        Income Fund, ING Clarion.
--------------------------- -------------- --------------------------------------- -----------------------------------
L. Kent Moore               Chairman of    President, Eagle River Ventures,        TS&W/Claymore Tax-Advantaged
(Age: 49)                   the Board      LLC (private investment fund);          Balanced Fund and Old Mutual/
                            and Trustee    Portfolio Manager, Janus Capital        Claymore Long-Short Fund.
                                           (money management).
--------------------------- -------------- --------------------------------------- -----------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
David J. Bullock            Trustee        President and Chief Executive           Liberty Ridge Capital, Inc., Old
(Age: 49)                                  Officer, Old Mutual Capital, Inc.,      Mutual Capital, Inc., Old Mutual
                                           since 2004. President and Director,     Investment Partners, Old Mutual
                                           Liberty Ridge Capital, Inc., since      Fund Services and Old Mutual
                                           July 2003. Chief Executive Officer,     Shareholder Services, Inc.
                                           Liberty Ridge Capital; Trustee, Old
                                           Mutual Investment Partners and Old
                                           Mutual Fund Services; and Director
                                           Old Mutual Shareholder Services,
                                           Inc., since November 2003. President,
                                           PBHG Funds and PBHG Insurance Series
                                           Fund, since November 2003. Chief
                                           Operating Officer, Liberty Ridge
                                           Capital, Inc., July 2003 - March
                                           2004. President and Chief Executive
                                           Officer, Transamerica Capital, Inc.
                                           1998-2003.
--------------------------- -------------- --------------------------------------- -----------------------------------

                                   PROXY CARD

                         ANALYTIC DEFENSIVE EQUITY FUND

         The undersigned shareholder of Analytic Defensive Equity Fund (the "Fund"), a series of The Advisors' Inner Circle Fund (the "Trust"), hereby appoints [________] and [________], and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated below, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on October ___, 2005, at a Special Meeting of Shareholders to be held at the offices of SEI Investments Global Fund Services, One Freedom Valley Road, Oaks, Pennsylvania 19143, at [time] _.m., on November _____, 2005, and at any and all adjournments thereof, with all of the powers the undersigned would possess if personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

Please mark boxes in blue or black ink.

1. To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Old Mutual Analytic Defensive Equity Fund (the "Successor Fund"), in exchange for the Successor Fund's Class A, Class C and Class Z shares having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Successor Fund of stated liabilities of the Fund (the "Reorganization"). Class A, Class C and Class Z shares of the Successor Fund received in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations.

         |___|    FOR

         |___|    AGAINST

         |___|    ABSTAIN

2. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.


THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

         Signature(s) should be exactly as name or names appear on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Dated: ___________________

__________________________
Signature(s)

__________________________
Signature(s)


Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER ___, 2005

                        ACQUISITION OF THE ASSETS OF THE

                         ANALYTIC DEFENSIVE EQUITY FUND
                  (A SERIES OF THE ADVISORS' INNER CIRCLE FUND)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19087

                                 1-800-932-7781

                      BY AND IN EXCHANGE FOR SHARES OF THE

                    OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND
                     (A SERIES OF OLD MUTUAL ADVISOR FUNDS)

                       4643 SOUTH ULSTER STREET, SUITE 600
                             DENVER, COLORADO 80237

                                 1-888-744-5050

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated October ___, 2005 relating specifically to the proposed transfer of all of the assets of Analytic Defensive Equity Fund (the "Fund"), a series of The Advisors' Inner Circle Fund (the "Trust"), in exchange for Class A, Class C and Class Z shares of Old Mutual Analytic Defensive Equity Fund (the "Successor Fund"), a series of Old Mutual Advisor Funds, and the assumption by the Successor Fund of stated liabilities of the Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents, which have been filed with the Securities and Exchange Commission and are incorporated by reference in their entirety:

1. The Fund's Annual Report for the fiscal year ended December 31, 2004.

2. The Fund's Semi-Annual Report for the period ended June 30, 2005.

3. The Fund's Statement of Additional Information dated May 1, 2005.

4. The Successor Fund's Statement of Additional Information dated October ___, 2005.

         The Prospectus/Proxy Statement dated October ___, 2005 may be obtained by writing to the Fund at DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105.

                            OLD MUTUAL ADVISOR FUNDS

                                     PART C

                               OTHER INFORMATION

-------------- -----------------------------------------------------------------
ITEM 15        INDEMNIFICATION.
-------------- -----------------------------------------------------------------
               The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (the "Registration Statement") filed July 27, 2005.
-------------- -----------------------------------------------------------------
ITEM 16        EXHIBITS.
-------------- -----------------------------------------------------------------
(1)(a) Agreement and Declaration of Trust dated May 27, 2004 is incorporated herein by reference to Registration Statement filed June 1, 2004.
-------------- -----------------------------------------------------------------
(1)(b) Amended Schedule A to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment
               No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(2) By-Laws are incorporated herein by reference to the Registration Statement filed June 1, 2004.
-------------- -----------------------------------------------------------------
(3)            Not applicable.
-------------- -----------------------------------------------------------------
(4)            Agreement and Plan of Reorganization.**
-------------- -----------------------------------------------------------------
(5)            Reference is made to Exhibits (1) and (2) hereof.
-------------- -----------------------------------------------------------------
(6)(a) Form of Investment Advisory Agreement between Registrant and Old Mutual Capital, Inc. is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(6)(b) Amendment No. 1 dated May 11, 2005 to Schedule A of the Investment Advisory Agreement September 7, 2004 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(6)(c) Form of Investment Sub-Advisory Agreement between Registrant Analytic Investors, Inc. is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(7)(a) Form of Distribution Agreement between Registrant and Old Mutual Investment Partners is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2005.
-------------- -----------------------------------------------------------------
(7)(b) Amendment No. 1 dated May 11, 2005 to Exhibit A to Distribution Agreement between Old Mutual Advisor Funds and Old Mutual Investment Partners dated May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(8)            Not applicable.
-------------- -----------------------------------------------------------------
(9)(a) Form of Mutual Fund Custody Agreement between Registrant and Wachovia Bank, N. A. is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(9)(b) Amendment No. 1 dated May 11, 2005 to Attachment C of the Mutual Fund Custody Agreement is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(10)(a) Form of Distribution Plan under Rule 12b-1 with respect to the Class A Shares is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------

-------------- -----------------------------------------------------------------
ITEM 16        EXHIBITS.
-------------- -----------------------------------------------------------------
(10)(b) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class A Shares as revised May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(10)(b) Form of Distribution Plan under Rule 12b-1 with respect to the Class C Shares. Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(10)(d) Revised Schedule A to the Distribution Plan under Rule 12b-1 with respect to the Class C Shares as revised May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(10)(e) Rule 18f-3 Multiple Class Plan dated July 8, 2004 is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(10)(f) Revised Schedule A to the Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(11) Opinion and consent of Registrant's counsel regarding the issuance of shares.**
-------------- -----------------------------------------------------------------
(12)           Opinion and consent of counsel regarding tax matters.**
-------------- -----------------------------------------------------------------
(13)(a) Form of Administrative Services Agreement by and between Registrant and Old Mutual Fund Services is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(13)(b) Amendment No. 1 dated May 11, 2005 to Schedule A of the Administrative Services Agreement dated September 7, 2004 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(13)(c) Form of Sub-Administrative Services Agreement by and between Registrant and Old Mutual Fund Services and SEI Investments Global Fund Services is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(13)(d) Amendment No. 1 dated May 11, 2005 to Schedule A of the Sub-Administrative Services Agreement dated August 2, 2004 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(13)(e) Form of Expense Limitation Agreement between Registrant and Old Mutual Capital, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(13)(f) Form of Shareholder Web Services Agreement by and between Registrant and Old Mutual Fund Services is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(13)(g) Service Plan for the Registrant's Class A and Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement filed August 11, 2004.
-------------- -----------------------------------------------------------------
(13)(h) Revised Schedule A to the Service Plan for the Registrant's Class A and Class C Shares as revised May 11, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(13)(i)        Not applicable.
-------------- -----------------------------------------------------------------
(14)           Consent of Independent Registered Public Accounting Firm.*
-------------- -----------------------------------------------------------------
(15)           Not applicable.
-------------- -----------------------------------------------------------------
(16)(a)        Power of Attorney for John R. Bartholdson, Mark E. Black, David
               J. Bullock, Robert M. Hamje, Jarrett B. Kling, and L. Kent Moore is incorporated herein by reference to the Registration Statement filed June 1, 2004.
-------------- -----------------------------------------------------------------

-------------- -----------------------------------------------------------------
ITEM 16        EXHIBITS.
-------------- -----------------------------------------------------------------
(16)(b) Power of Attorney for Walter W. Driver, Jr. is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005.
-------------- -----------------------------------------------------------------
(17)(a)        Forms of Proxy.**
-------------- -----------------------------------------------------------------
(17)(b) Registrant's prospectuses and statement of additional information dated __________, 2005 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed July 27, 2005 (File No. 333-116057).
-------------- -----------------------------------------------------------------
(17)(c) Analytic Defensive Equity Fund's prospectuses and Statement of Additional Information dated May 1, 2005 are incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of The Advisors' Inner Circle Fund filed May 1, 2005 (File No. 33-42484).
-------------- -----------------------------------------------------------------

----------
*  Filed herein.

** To be filed by Post-Effective Amendment.

Item 17. Undertakings.

(1) Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 16th day of September, 2005.

                                OLD MUTUAL ADVISOR FUNDS
                                (Registrant)


                                By: /S/ DAVID J. BULLOCK
                                    --------------------------------------------
                                    David J. Bullock, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on 16th day of September, 2005.


/S/ DAVID J. BULLOCK                                  President and Trustee
--------------------------------------------
David J. Bullock

/S/ MARK E. BLACK                                     Chief Financial Officer
--------------------------------------------
Mark E. Black

                  *                                   Trustee
--------------------------------------------
John R. Bartholdson

                  *                                   Trustee
--------------------------------------------
Walter W. Driver, Jr.

                  *                                   Trustee
--------------------------------------------
Robert M. Hamje

                  *                                   Trustee
--------------------------------------------
Jarrett B. Kling

                  *                                   Trustee
--------------------------------------------
L. Kent Moore


*By: /S/ DAVID J. BULLOCK
     ---------------------------------------
         David J. Bullock
         Attorney-in-Fact

                                             EXHIBIT INDEX

-------------- ------------------------------------------------------------------------------------------
EX-99.14       Consent of Independent Registered Public Accounting Firm
-------------- ------------------------------------------------------------------------------------------